Cover	Dec. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 08, 2023
Entity File Number	001-41210
Entity Registrant Name	THARIMMUNE, INC.
Entity Central Index Key	0001861657
Entity Tax Identification Number	84-2642541
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Route 22 East
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	(908)
Local Phone Number	955-3140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	THAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable